Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-II
Statement to Securityholders
Determination Date: December 11, 2019

Payment Date	12/16/2019
Collection Period Start	11/1/2019
Collection Period End	11/30/2019
Interest Period Start	11/15/2019
Interest Period End	12/15/2019

Cut-Off Date Net Pool Balance	$1,410,746,433.50
Cut-Off Date Adjusted Pool Balance	$1,410,746,433.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$155,668,753.71	$40,622,884.56	$115,045,869.15	0.395347	Sep-20
Class A-2 Notes	$494,000,000.00	$—	$494,000,000.00	1.000000	Sep-22
Class A-3 Notes	$459,000,000.00	$—	$459,000,000.00	1.000000	May-24
Class A-4 Notes	$124,422,000.00	$—	$124,422,000.00	1.000000	Feb-25
Class B Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Mar-25
Class C Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Apr-25
Class D Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Jan-26
Total Notes	$1,275,414,753.71	$40,622,884.56	$1,234,791,869.15

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,278,941,619.79	$1,238,318,735.23	0.877776
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$1,278,941,619.79	$1,238,318,735.23
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Reserve Account Balance	$3,526,866.08	$3,526,866.08

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$155,668,753.71	2.13163%	ACT/360	$285,740.94
Class A-2 Notes	$494,000,000.00	2.06000%	30/360	$848,033.33
Class A-3 Notes	$459,000,000.00	1.92000%	30/360	$734,400.00
Class A-4 Notes	$124,422,000.00	1.96000%	30/360	$203,222.60
Class B Notes	$14,108,000.00	2.16000%	30/360	$25,394.40
Class C Notes	$14,108,000.00	2.36000%	30/360	$27,745.73
Class D Notes	$14,108,000.00	2.69000%	30/360	$31,625.43
Total Notes	$1,275,414,753.71			$2,156,162.43

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,278,941,619.79	$1,238,318,735.23
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,278,941,619.79	$1,238,318,735.23
Number of Receivable Outstanding	68,999	68,007
Weight Average Contract Rate	4.66%	4.66%
Weighted Average Remaining Term (months)	56	55

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$5,055,280.55
Principal Collections	$40,385,649.34
Liquidation Proceeds	$72,220.90
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$45,513,150.79
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$45,513,150.79

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,065,784.68	$1,065,784.68	$—	$—	$44,447,366.11
Interest - Class A-1 Notes	$285,740.94	$285,740.94	$—	$—	$44,161,625.17
Interest - Class A-2 Notes	$848,033.33	$848,033.33	$—	$—	$43,313,591.84
Interest - Class A-3 Notes	$734,400.00	$734,400.00	$—	$—	$42,579,191.84
Interest - Class A-4 Notes	$203,222.60	$203,222.60	$—	$—	$42,375,969.24
First Allocation of Principal	$—	$—	$—	$—	$42,375,969.24
Interest - Class B Notes	$25,394.40	$25,394.40	$—	$—	$42,350,574.84
Second Allocation of Principal	$8,880,018.48	$8,880,018.48	$—	$—	$33,470,556.36
Interest - Class C Notes	$27,745.73	$27,745.73	$—	$—	$33,442,810.63
Third Allocation of Principal	$14,108,000.00	$14,108,000.00	$—	$—	$19,334,810.63
Interest - Class D Notes	$31,625.43	$31,625.43	$—	$—	$19,303,185.20
Fourth Allocation of Principal	$14,108,000.00	$14,108,000.00	$—	$—	$5,195,185.20
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,195,185.20
Regular Principal Distribution Amount	$3,526,866.08	$3,526,866.08	$—	$—	$1,668,319.12
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,668,319.12
Remaining Funds to Certificates	$1,668,319.12	$1,668,319.12	$—	$—	$—
Total	$45,513,150.79	$45,513,150.79	—	—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,278,941,619.79	$1,238,318,735.23
Note Balance	$1,275,414,753.71	$1,234,791,869.15
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Target Overcollateralization Amount	$3,526,866.08	$3,526,866.08
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,526,866.08
Beginning Reserve Account Balance	$3,526,866.08
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,526,866.08

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	33	$237,235.22
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	23	$72,220.90
Monthly Net Losses (Liquidation Proceeds)			$165,014.32
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			N/A
Second Preceding Collection Period			0.12%
Preceding Collection Period			0.15%
Current Collection Period			0.16%
Four-Month Average Net Loss Ratio			N/A
Cumulative Net Losses for All Periods			$468,222.16
Cumulative Net Loss Ratio			0.03%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.17%	96	$2,084,505.41
60-89 Days Delinquent	0.02%	12	$265,401.97
90-119 Days Delinquent	0.01%	4	$85,194.35
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.20%	112	$2,435,101.73

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	6	$125,394.76
Total Repossessed Inventory	11	$217,973.02

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	16	$350,596.32
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		N/A
Second Preceding Collection Period		0.01%
Preceding Collection Period		0.02%
Current Collection Period		0.03%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No